UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 10,156	$ 1,428	¥ 9,437
Operating costs and expenses:
Hotel operating costs	8,830	1,242	8,087
Other operating costs	39	5	38
Selling and marketing expenses	445	63	457
General and administrative expenses	1,235	174	1,108
Pre-opening expenses	82	12	52
Total operating costs and expenses	10,631	1,496	9,742
Other operating income, net	275	39	431
Income (loss) from operations	(200)	(29)	126
Interest income	60	8	64
Interest expense	(292)	(41)	(313)
Other income (expense), net	74	10	205
Unrealized gains (losses) from fair value changes of equity securities	(499)	(70)	120
Foreign exchange (loss) gain	(822)	(116)	(204)
Loss before income taxes	(1,679)	(238)	(2)
Income tax expense (benefit)	4	1	(3)
Loss from equity method investments	39	5	18
Net loss	(1,722)	(244)	(17)
Less: net loss attributable to noncontrolling interest	(25)	(4)	(10)
Net loss attributable to H World Group Limited	(1,697)	(240)	(7)
Other comprehensive income (loss)
Gain (loss) arising from defined benefit plan, net of tax of RMB0 and RMB0 for the nine months ended September 30, 2021 and 2022, respectively	0	0	0
Foreign currency translation adjustments, net of tax of nil for the nine months ended September 30, 2021 and 2022, respectively	29	4	(106)
Comprehensive loss	(1,693)	(240)	(123)
Less: comprehensive loss attributable to the noncontrolling interest	(25)	(4)	(10)
Comprehensive loss attributable to H World Group Limited	¥ (1,668)	$ (236)	¥ (113)
Losses per share:
Basic | (per share)	¥ (0.55)	$ (0.08)	¥ 0.00
Diluted | (per share)	¥ (0.55)	$ (0.08)	¥ 0.00
Weighted average number of shares used in computation:
Basic (in shares)	3,111,759,089	3,111,759,089	3,112,910,313
Diluted (in shares)	3,111,759,089	3,111,759,089	3,112,910,313
Leased and owned hotels
Revenues:
Total revenues	¥ 6,698	$ 942	¥ 6,025
Manachised and franchised hotels
Revenues:
Total revenues	3,247	456	3,300
Others
Revenues:
Total revenues	¥ 211	$ 30	¥ 112